Risks and Uncertainties (Details) - EBP 001 - USD ($)	3 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
EBP, Risk and Uncertainty [Line Items]
Average WTI price per barrel		$ 59.14
Subsequent Event
EBP, Risk and Uncertainty [Line Items]
Average WTI price per barrel	$ 71.93
Common stock
EBP, Risk and Uncertainty [Line Items]
Percent of investments in shares of common stock		13.00%	17.00%